Fair Value Measurement (Details Textual) (USD $)	12 Months Ended		24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase In Fair Value Of Trust Fund	$ (13,666)	$ 0	$ (13,666)